Share capital, stock options and other stock-based plans Share units (Details) - Share units - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of units
Outstanding, beginning of period (in shares)	4,509,990	6,664,591	9,657,921
Granted (in shares)	1,009,230	993,659	684,402
Exercised/Vested (in shares)	(2,101,190)	(2,045,617)	(845,491)
Forfeited/expired (in shares)	(750,627)	(1,102,643)	(2,832,241)
Outstanding, end of period (in shares)	2,667,403	4,509,990	6,664,591
Units outstanding and exercisable, end of period (in shares)	2,076,684	636,073	1,891,008
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	$ 6.00	$ 6.75	$ 7.62
Granted (in Canadian dollars per share)	3.50	2.18	2.90
Exercised/Vested (in Canadian dollars per share)	5.44	6.31	10.26
Forfeited/expired (in Canadian dollars per share)	3.61	6.51	6.60
Outstanding, end of period (in Canadian dollars per share)	4.41	6.00	6.75
Units outstanding and exercisable, end of period (in Canadian dollars per share)	$ 4.66	$ 5.38	$ 7.77